Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Restricted Shares activity

		Weighted average
		grant-date fair
	Number of shares	value
Outstanding, December 31, 2019	955,153	245.48
Forfeited	(216,127)	11.62
Outstanding, December 31, 2020	739,026	313.88

Schedule of Options activity

		Weighted average
		grant-date fair
	Number of options	value
Outstanding, December 31, 2019	1,319,494	84.42
Granted	27,000	15.12
Forfeited	(472,799)	10.87
Outstanding, December 31, 2020	873,695	122.07

Schedule of allocated share-based compensation expenses

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Origination and servicing	46,687	21,279	346	53
General and administrative	45,104	35,162	8,717	1,336
Research and development	14,780	8,355	(2,970)	(455)
Total	106,571	64,796	6,093	934

Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to determine the fair value of virtual share options granted

September 30, 2018
Fair value per ordinary share(RMB)	148.37
Risk-free interest rate	4.35%
Dividend yield	nil
Expected volatility range	61.00%
Weighted average expected life (years)	2.17-3.75

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to determine the fair value of virtual share options granted

	Each grant date during the	Each grant date during the
	year ended December 31, 2019	year ended December 31, 2020
Fair value per ordinary share(RMB)	The closing stock price at the grant date	The closing stock price at the grant date
Risk-free interest rate	2.91%	0.89%
Dividend yield	nil	nil
Expected volatility range	54.67%	6.49%
Weighted average expected life (years)	5.25-6.17	4.25-5.25